Consolidated Statements of Shareholders Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Equity Shares [Member] INR (₨)	Equity Shares [Member] USD ($)	Additional Paid in Capital [Member] INR (₨)	Additional Paid in Capital [Member] USD ($)	Accumulated Other Comprehensive Income/(Loss) [Member] INR (₨)	Accumulated Other Comprehensive Income/(Loss) [Member] USD ($)	Accumulated Deficit [Member] INR (₨)	Accumulated Deficit [Member] USD ($)	Total APGL Shareholders' Deficit [Member] INR (₨)	Total APGL Shareholders' Deficit [Member] USD ($)	Non-Controlling Interest [Member] INR (₨)	Non-Controlling Interest [Member] USD ($)
Beginning Balance at Mar. 31, 2017	₨ 14,527		₨ 1		₨ 18,904		₨ 40		₨ (5,723)		₨ 13,222		₨ 1,305
Proceeds from issuance of equity shares	20		0		20						20
Sale of stake in subsidiary	65												65
Accretion on non-controlling interest	(6)								(6)		(6)
Net (loss)/profit	(1,023)								(821)		(821)		(202)
Investment in subsidiary	(18)				55				(63)		(8)		(10)
Other comprehensive loss	(335)						(335)				(335)
Share based compensation	25				25						25
Ending Balance at Mar. 31, 2018	13,275		1		19,004		(295)		(6,593)		12,117		1,158
Transition impact | ASC 742 [Member]	20								20		20
Proceeds from issuance of equity shares	13,610		1		13,609						13,610
Impact of change in non-controlling interest					63				(14)		49		(49)
Net (loss)/profit	138								78		78		60
Impact on buy back of stake in subsidiary (note 2 (y))	(1,475)				(573)						(573)		(902)
Other comprehensive loss	(453)						(453)				(453)
Share based compensation	83				83						83
Ending Balance at Mar. 31, 2019	25,396		2		32,186		(748)		(6,311)		25,129		267
Transition impact | ASC 606 [Member]	218								218		218
Proceeds from issuance of equity shares	5,317		0		5,317						5,317
Net (loss)/profit	(2,337)	$ (30.9)							(2,269)		(2,269)		(68)
Other comprehensive loss	(1,189)	(15.7)					(1,189)				(1,189)
Share based compensation	30				30						30
Ending Balance at Mar. 31, 2020	₨ 27,217	$ 361.0	₨ 2	$ 0.0	₨ 37,533	$ 497.9	₨ (1,937)	$ (25.7)	₨ (8,580)	$ (113.8)	₨ 27,018	$ 358.4	₨ 199	$ 2.6